Expense Example {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Investor PRO-08 - Growth & Income Portfolio - VIP Growth & Income Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774